Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 99.0%
ARGENTINA — 4.6%
MercadoLibre, Inc.*	155,418	$168,236,877
AUSTRALIA — 3.8%
Cochlear Ltd.	220,302	31,474,253
CSL Ltd.	243,250	50,247,399
Rio Tinto PLC	960,203	57,778,071
		139,499,723
BELGIUM — 0.7%
Umicore SA	615,970	25,621,129
CANADA — 1.8%
Constellation Software, Inc.	30,667	34,077,439
Ritchie Bros. Auctioneers, Inc.	527,884	31,277,127
		65,354,566
CHINA — 12.1%
Alibaba Group Holding Ltd.*	3,344,188	122,768,886
KE Holdings, Inc. ADR*	273,565	16,769,534
Meituan Dianping, Class B *	1,697,300	53,467,164
Ping An Healthcare and Technology Co., Ltd.*	3,278,600	42,303,312
Ping An Insurance Group Co. of China Ltd., Class H	3,622,000	37,599,432
Prosus NV*	349,406	32,251,306
Tencent Holdings Ltd.	1,424,700	96,229,068
Tencent Music Entertainment Group ADR*	2,638,497	38,970,601
		440,359,303
DENMARK — 3.9%
Chr. Hansen Holding A/S	290,088	32,201,513
DSV Panalpina A/S	368,622	59,791,661
Novozymes A/S, B Shares	811,337	50,994,465
		142,987,639
FINLAND — 2.0%
Kone Oyj, B Shares	840,555	73,804,098
FRANCE — 3.0%
Danone SA	490,645	31,781,736
Edenred	1,030,488	46,265,265
Legrand SA	407,412	32,450,273
		110,497,274
GERMANY — 8.9%
Deutsche Boerse AG	487,869	85,533,848
Rational AG	55,915	43,858,244
SAP SE	568,674	88,553,395
Scout24 AG	1,223,511	106,723,868
		324,669,355
HONG KONG — 3.9%
AIA Group Ltd.	7,755,200	77,087,444
Hong Kong Exchanges & Clearing Ltd.	1,395,200	65,676,933
		142,764,377
INDIA — 1.6%
Housing Development Finance Corp., Ltd.	2,507,246	59,428,495
IRELAND — 4.8%
CRH PLC	1,100,714	39,696,839
Kingspan Group PLC*	774,626	70,496,251
Ryanair Holdings PLC ADR*	798,506	65,285,850
		175,478,940
JAPAN — 12.5%
Denso Corp.	830,200	36,389,116
FANUC Corp.	215,600	41,376,998
Japan Exchange Group, Inc.	2,123,600	59,520,862

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
Nidec Corp.	849,400	$79,654,985
Nintendo Co., Ltd.	78,800	44,655,271
Shimano, Inc.	265,500	52,408,417
SMC Corp.	119,400	66,605,705
Sony Corp.	602,300	46,161,497
Toyota Tsusho Corp.	1,050,000	29,532,601
		456,305,452
NETHERLANDS — 5.8%
Adyen NV*	12,434	22,934,447
ASML Holding NV	112,487	41,549,909
Heineken Holding NV	425,273	33,140,925
IMCD NV	393,961	46,855,950
Just Eat Takeaway*	426,199	47,711,863
Just Eat Takeaway*	157,777	17,660,213
		209,853,307
PANAMA — 0.5%
Copa Holdings SA, Class A	360,536	18,149,382
PERU — 0.5%
Credicorp Ltd.	150,072	18,607,427
RUSSIA — 1.1%
Magnit PJSC GDR Reg S	1,387,646	20,685,559
MMC Norilsk Nickel PJSC ADR	824,374	19,886,527
		40,572,086
SINGAPORE — 0.6%
United Overseas Bank Ltd.	1,546,272	21,782,633
SOUTH AFRICA — 0.9%
Discovery Ltd.	4,160,522	31,589,746
SOUTH KOREA — 3.4%
NAVER Corp.	191,281	48,608,550
Samsung Electronics Co., Ltd.	1,521,962	75,556,528
		124,165,078
SPAIN — 3.3%
Amadeus IT Group SA	718,815	39,920,365
Bankinter SA	4,063,432	17,492,991
Grifols SA	704,819	20,267,281
Grifols SA ADR	464,903	8,066,067
Industria de Diseno Textil SA	1,183,595	32,743,618
		118,490,322
SWEDEN — 3.0%
Atlas Copco AB, B Shares	1,545,076	64,482,103
Epiroc AB, B Shares	3,198,335	44,395,084
		108,877,187
SWITZERLAND — 4.7%
Compagnie Financiere Richemont SA	460,501	30,919,359
Kuehne + Nagel International AG	200,672	38,965,173
Nestle SA	619,244	73,697,492
Temenos AG	197,652	26,565,318
		170,147,342
TAIWAN — 4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	10,439,000	157,045,134
UNITED KINGDOM — 5.5%
Burberry Group PLC	1,290,501	25,867,200
Experian PLC	1,655,972	62,222,403
Hargreaves Lansdown PLC	2,071,674	41,672,999
Prudential PLC	3,498,323	50,195,283
St James’s Place PLC	1,618,473	19,470,962
		199,428,847

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
UNITED STATES — 1.8%
Spotify Technology SA*	270,227	$65,548,963
Total Common Stocks
(cost $2,422,873,107)		3,609,264,682
PREFERRED STOCKS — 0.5%
BRAZIL — 0.3%
Itau Unibanco Holding SA ADR 6.70%	2,563,614	10,203,184
SPAIN — 0.2%
Grifols SA, B Shares 1.37%	397,170	6,882,260
Total Preferred Stocks
(cost $28,350,401)		17,085,444
TOTAL INVESTMENTS — 99.5%
(cost $2,451,223,508)		$3,626,350,126
Other assets less liabilities — 0.5%		19,814,379
NET ASSETS — 100.0%		$3,646,164,505

*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2020, the net value of these securities was $20,685,559 representing 0.6% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$508,847,511	$3,100,417,171	$–	$3,609,264,682
Preferred Stocks**	10,203,184	6,882,260	–	17,085,444
Total	$519,050,695	$3,107,299,431	$–	$3,626,350,126

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.